Accounting for Stock-Based Compensation (Schedule of Share-based Payment Awards, Stock Options, Valuation Assumptions) (Details) (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black Scholes option pricing model
Expected volatility		57.80%	33.80%
Expected term		4 years 1 month 6 days	4 years
Risk-free interest rate		0.66%	1.63%